Financial assets at fair value through other comprehensive income (Details) - BRL (R$)	1 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Brazilian government securities		R$ 177,171,250,000	R$ 155,874,887,000
Corporate debt securities		3,539,444,000	6,135,351,000
Bank debt securities		6,408,476,000	6,137,649,000
Brazilian sovereign bonds		9,337,317,000	8,885,505,000
Foreign governments securities		6,875,135,000	6,659,985,000
Mutual funds		1,602,576,000	2,127,954,000
Marketable equity securities and other stocks		10,654,080,000	7,695,206,000
Balance on		215,588,278,000	193,516,537,000
Balance on		(215,588,278,000)	(193,516,537,000)
Reclassification of financial assets out of measured at fair value through other comprehensive income into measured at amortised cost	R$ 26,890,434,000
Other comprehensive income fair value changes	R$ 1,370,634,000
At cost [member]
IfrsStatementLineItems [Line Items]
Brazilian government securities		183,012,391,000	158,709,952,000
Corporate debt securities		3,616,923,000	6,063,483,000
Bank debt securities		6,529,147,000	7,566,014,000
Brazilian sovereign bonds		9,084,997,000	8,758,526,000
Foreign governments securities		6,891,388,000	6,670,843,000
Mutual funds		1,575,379,000	2,109,073,000
Marketable equity securities and other stocks		12,217,673,000	8,318,376,000
Balance on		222,927,898,000	198,196,267,000
Balance on		(222,927,898,000)	(198,196,267,000)
Gross Unrealized Gains [Member]
IfrsStatementLineItems [Line Items]
Brazilian government securities		199,728,000	1,971,895,000
Corporate debt securities		71,731,000	226,766,000
Bank debt securities		2,450,000	531,470,000
Brazilian sovereign bonds		340,448,000	215,947,000
Foreign governments securities
Mutual funds		27,616,000	23,146,000
Marketable equity securities and other stocks		364,260,000	445,925,000
Balance on		1,006,233,000	3,415,149,000
Balance on		(1,006,233,000)	(3,415,149,000)
Gross Unrealized Losses [Member]
IfrsStatementLineItems [Line Items]
Brazilian government securities		(6,040,869,000)	(4,806,960,000)
Corporate debt securities		(149,210,000)	(154,898,000)
Bank debt securities		(123,121,000)	(1,959,835,000)
Brazilian sovereign bonds		(88,128,000)	(88,968,000)
Foreign governments securities		(16,253,000)	(10,858,000)
Mutual funds		(419,000)	(4,265,000)
Marketable equity securities and other stocks		(1,927,853,000)	(1,069,095,000)
Balance on		8,345,853,000	8,094,879,000
Balance on		R$ (8,345,853,000)	R$ (8,094,879,000)